Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 11. Subsequent Events
Effective October 27, 2022, Diane Gomez-Thinnes was named Chief Commercial Officer of the Company. In addition, effective November 1, 2022, Deepti Sodhi Jaggi, Chief Strategy & Commercial Officer, left the Company.